Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Schedule of Segment Information	The table below provides a summary of the Company’s operating segment results for the six months ended June 30, 2023 and 2022:
	For the Six Months Ended June 30,
	2023	2022
Net revenues:
Cheers APPs Internet Business	$61,608	$60,672
Traditional Media Business	5,827	9,261
Total consolidated net revenues	$67,435	$69,933
Operating income:
Cheers APPs Internet Business	$7,959	$9,116
Traditional Media Business	753	1,391
Total segment operating income	8,712	10,507
Unallocated item *	-	(2)
Total consolidated operating income	$8,712	$10,505
*	The unallocated item for the six months ended June 30, 2022 presents the share-based compensation for employees, which is not allocated to segments.